Long-Term Debt - Debt Issuance Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt issuance costs	$ 3,300,000		$ 2,900,000
Debt issuance costs capitalized	3,500,000
Debt issuance costs, expensed	$ 700,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt issuance costs		$ 1,300,000	$ 1,100,000